DERIVATIVE FINANCIAL INSTRUMENTS - Changes in Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Gain (Loss) on sale of assets, net	Gain (Loss) on sale of assets, net
Transfers into of Level 3	$ 0	$ 0	$ 0
Transfers out of Level 3	0	0	0
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0	181	6,545
Net losses recognized in earnings	0	(181)	(6,364)
Purchases	0	0	314
Sales	0	0	(674)
Settlements	0	0	360
Ending Balance	$ 0	$ 0	$ 181